NOTE RECEIVABLE (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 11, 2025	Oct. 17, 2022	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rate		7.602%
Principal amount		$ 1,958
Allowance for credit loss			$ 8	$ 22
Loan Agreement [Member] | Zen Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rate	16.00%
Principal amount	$ 2,000
Interest payments			80
Allowance for credit loss			$ 12